Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,390	$ 1,199
Input taxes receivable	367	338
Input taxes payable	162	189
BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group	309	343
Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	6
Financial assets held at fair value through profit or loss [member] | Non-current other investments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	47	47
Financial assets held at fair value through profit or loss [member] | Other derivative contracts [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets and liabilities	200	213
Financial assets held at fair value through profit or loss [member] | US Treasury Notes [member] | Level 1 [member] | BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	128	108
Significant financial instruments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Net asset fair value	$ 202	$ 216